Consolidated Statement of Comprehensive Income (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Income (Loss) per share (argentine pesos per share), Basic	$ 311.00	$ 218.73	$ (50.30)
Income (Loss) per share (argentine pesos per share), Diluted	$ 311.00	$ 218.73	$ (50.30)